Employee Benefit Arrangements - Obligations in Excess of Plan Assets (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Pension Plans
Defined Benefit Plan Disclosure [Line Items]
Projected benefit obligation	$ 1,995.0	$ 2,229.6	$ 1,945.2
Accumulated benefit obligation	1,994.8	2,218.5
Fair value of plan assets	1,556.8	1,371.7	1,193.5
Other Postretirement Benefits
Defined Benefit Plan Disclosure [Line Items]
Projected benefit obligation	36.7	45.3	46.0
Fair value of plan assets	$ 0	$ 0	$ 0